Share Purchase Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Purchase Warrants (Tables)
Schedule of share purchase warrants
	Number of warrants	Weighted average exercise price

Balance, December 31, 2021	165,537,526	-
Issued	-	-
Adjusted for triggered down-round provisions	-	-
Exercised	(20,408,163)	-
Expired	(50,000)	-
Balance, March 31, 2022	145,079,363	$-

	Number of warrants	Weighted average exercise price

Balance, January 1, 2020	4,527,614	$0.18
Issued	-	-
Adjusted for triggered down-round provisions	315,521,528	0.00
Exercised	(96,957,101)	0.00
Expired	(56,574,123)	0.00
Balance, December 31, 2020	166,517,918	0.00
Issued	-	-
Adjusted for triggered down-round provisions	-	0.00
Exercised	-	0.00
Expired	(980,392)	0.00
Balance, December 31, 2021	165,537,526	$0.00

Schedule of share purchase warrants outstanding
Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.03	December 2, 2024
142,857,141	$0.00	September 23, 2024
145,079,363

Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.03	December 2, 2024
163,265,304	$0.00	September 23, 2024
50,000	$0.20	January 2, 2022
165,537,526